As Filed with the U.S. Securities and Exchange Commission on January 22, 2018
1933 Act File No. 333-221045
1940 Act File No. 811-23305

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
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FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 3 ☒
(Check appropriate box or boxes.)
__________________
American Century ETF Trust
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 22nd day of January, 2018.

American Century ETF Trust

By:	* _________________________________
Jonathan S. Thomas
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* _____________________________	Chairman, Trustee and President	January 22, 2018
Jonathan S. Thomas

* _____________________________	Vice President, Treasurer and Chief Financial Officer	January 22, 2018
C. Jean Wade

* _____________________________	Trustee	January 22, 2018
Reginald M. Browne

* _____________________________	Trustee	January 22, 2018
Ronald J. Gilson

* _____________________________	Trustee	January 22, 2018
Barry A. Mendelson

* _____________________________	Trustee	January 22, 2018
Stephen E. Yates

*By: /s/ Ashley L. Bergus
Ashley L. Bergus
Attorney in Fact
(pursuant to Power of Attorney dated November 13, 2017)
Pursuant to Power of Attorney, dated November 13, 2017 (filed electronically as Exhibit q1 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century ETF Trust on December 20, 2017, File No. 333-221045, and incorporated herein by reference).
Secretary’s Certificate, dated November 13, 2017 (filed electronically as Exhibit q2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century ETF Trust on December 20, 2017, File No. 333-221045, and incorporated herein by reference).

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document